PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment

	Towers	Construction in progress	Furniture and equipment	Total
Cost
Balance, December 31, 2017	1,033,587	1,804,928	60,515	2,899,030
Monetary adjustment for hyperinflationary economy	906,732	504,218	17,275	1,428,225
Obtained through acquisition of Mexmaken	—	91,339	2,741	94,080
Additions	—	8,413,968	22,665	8,436,633
Transfer from CIP to towers	6,164,373	(6,164,373)	—	—
Reclassification to assets held for sale	(1,196,745)	—	—	(1,196,745)
Foreign exchange movement	(1,678,605)	(997,950)	(34,399)	(2,710,954)
Impairment	(461,597)	—	—	(461,597)
Balance, December 31, 2018	4,767,745	3,652,130	68,797	8,488,672
Monetary adjustment for hyperinflationary economy	1,301,174	68,942	180,070	1,550,186
Additions	71,929	4,405,289	176,507	4,653,725
Transfer from CIP to towers	6,031,951	(6,031,951)	—	—
Reclassification to assets held for sale	(845,737)	—	—	(845,737)
Towers sold	—	(167,896)	—	(167,896)
Impaired/cancelled towers	(500,764)	(786,617)	(19,386)	(1,306,767)
Foreign exchange movement	(2,180,040)	(654,677)	(24,580)	(2,859,297)
Balance, December 31, 2019	8,646,258	485,220	381,408	9,512,886

Accumulated Amortization
Balance, December 31, 2017	25,900	—	6,464	32,364
Additions	379,116	—	13,012	392,128
Reclassification to assets held for sale	(80,369)	—	—	(80,369)
Foreign exchange movement	(70,333)	—	(6,595)	(76,928)
Balance, December 31, 2018	254,314	—	12,881	267,195
Monetary adjustment for hyperinflationary economy	71,970	—	1,778	73,748
Additions	673,106	—	30,789	703,895
Reclassification to assets held for sale	(94,011)	—	—	(94,011)
Impairment/cancelled towers	—	—	(4,151)	(4,151)
Foreign exchange movement	(164,131)	—	(1,705)	(165,836)
Balance, December 31, 2019	741,248	—	39,592	780,840

Net book value
December 31, 2018	4,513,431	3,652,130	55,916	8,221,477
December 31, 2019	7,905,010	485,220	341,816	8,732,046